EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Schedule of Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan
The funded status of Dole’s defined benefit pension plans was as follows:

	U.S. Pension Plans		International Pension Plans		OPRB Plans
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

Change in projected benefit obligation:	(U.S. Dollars in thousands)
Benefit obligation at beginning of the year	$175,722	$181,835	$239,667	$228,147	$13,251	$13,144
Service cost	205	214	5,627	5,799	—	1
Interest cost	8,395	8,923	11,773	11,730	714	693
Net actuarial loss (gain)	3,338	4,802	(1,856)	8,482	1,944	2,146
Curtailments, settlements and terminations, net	—	—	(6,148)	(10,033)	—	—
Employee contributions	—	—	117	182	—	—
Benefits paid	(18,994)	(20,052)	(12,066)	(10,891)	(2,920)	(2,733)
Foreign exchange impact and other	—	—	(7,067)	6,251	—	—
Benefit obligation at end of the year	$168,666	$175,722	$230,047	$239,667	$12,989	$13,251
Change in plan assets:
Fair value of plan assets at beginning of the year	$149,246	$154,206	$157,168	$147,925	$—	$—
Actual return on plan assets	9,612	12,311	(668)	9,722	—	—
Company contributions	3,999	2,781	13,317	15,725	2,920	2,733
Employee contributions	—	—	117	182	—	—
Benefits paid	(18,995)	(20,052)	(12,066)	(10,891)	(2,920)	(2,733)
Curtailments, settlements and terminations, net	—	—	(6,148)	(11,998)	—	—
Foreign exchange impact and other	—	—	(6,435)	6,503	—	—
Fair value of plan assets at end of the year	$143,862	$149,246	$145,285	$157,168	$—	$—
Funded status	$(24,804)	$(26,476)	$(84,762)	$(82,499)	$(12,989)	$(13,251)
Amounts recognized in the consolidated balance sheets:
Other assets	$—	$—	$25,806	$16,033	$—	$—
Pension and postretirement benefits	(2,081)	(2,189)	(14,223)	(12,244)	(2,187)	(2,137)
Pension and postretirement benefits, less current portion	(22,723)	(24,287)	(96,345)	(86,288)	(10,802)	(11,114)
	$(24,804)	$(26,476)	$(84,762)	$(82,499)	$(12,989)	$(13,251)

Schedule of Amounts Recognized in Accumulated Other Comprehensive Loss
Amounts included within accumulated other comprehensive loss (income), before tax, were as follows:

	U.S. Pension Plans			International Pension Plans			OPRB Plans
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022

	(U.S. Dollars in thousands)
Net actuarial loss (gain)	$30,420	$24,638	$18,341	$29,139	$20,424	$15,180	$2,804	$924	$(1,531)
Prior service benefit	—	—	—	(5,725)	(5,474)	(6,285)	—	—	—
Total	$30,420	$24,638	$18,341	$23,414	$14,950	$8,895	$2,804	$924	$(1,531)

Schedule of Pension Plan with Accumulated Benefit Obligation in Excess of Plan Assets
The aggregate projected benefit obligation, accumulated benefit obligation and fair value of plan assets of plans with accumulated benefit obligations in excess of plan assets were as follows:

	December 31, 2024	December 31, 2023

	(U.S. Dollars in thousands)
Projected benefit obligation	$279,260	$274,467
Accumulated benefit obligation	257,869	257,434
Fair value of plan assets	143,863	149,246

Schedule of Pension Plans with Projected Benefit Obligation in Excess of Plan Assets
The aggregate projected benefit obligation, accumulated benefit obligation and fair value of plan assets of plans with projected benefit obligations in excess of plan assets were as follows:

	December 31, 2024	December 31, 2023

	(U.S. Dollars in thousands)
Projected benefit obligation	$292,249	$287,718
Accumulated benefit obligation	257,869	257,434
Fair value of plan assets	143,863	149,246

Schedule of Net Periodic Benefit Costs
The components of net periodic benefit cost (income) and other changes recognized in other comprehensive loss (income) for Dole’s U.S. and international pension plans and OPRB plans were as follows:

	U.S. Pension Plans			International Pension Plans			OPRB Plans
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022

	(U.S. Dollars in thousands)
Components of net periodic benefit cost (income):
Service cost	$205	$214	$256	$5,627	$5,799	$4,465	$—	$1	$3
Interest cost	8,395	8,923	4,943	11,773	11,730	8,219	714	693	443
Expected return on plan assets	(11,991)	(13,226)	(11,274)	(8,275)	(8,369)	(6,814)	—	—	—
Amortization of:
Net (gain) loss	(65)	(580)	—	(1,339)	(2,151)	2,166	64	(309)	—
Prior service benefit	—	—	—	(638)	(639)	(618)	—	—	—
Curtailments, settlements and terminations, net	—	—	1,106	934	5,649	220	—	—	—
Other	—	—	—	—	—	36	—	—	—
Net periodic cost (income)	$(3,456)	$(4,669)	$(4,969)	$8,082	$12,019	$7,674	$778	$385	$446

Other changes recognized in other comprehensive loss (income):
Net loss (gain)	$5,717	$5,717	$7,330	$6,156	$3,394	$(33,264)	$1,944	$2,146	$(1,697)
Prior service expense (benefit)	—	—	—	—	—	1,339	—	—	—
Amortization of:
Net gain (loss)	65	580	—	1,339	2,151	(2,166)	(64)	309	—
Prior service benefit	—	—	—	638	639	618	—	—	—
Foreign exchange impact and other	—	—	—	331	(129)	34	—	—	—
Income tax (benefit) expense	(1,634)	(1,574)	(1,781)	(2,434)	(1,307)	6,226	(459)	(622)	402
Total recognized in other comprehensive loss (income)	$4,148	$4,723	$5,549	$6,030	$4,748	$(27,213)	$1,421	$1,833	$(1,295)
Total recognized in net periodic benefit cost and other comprehensive loss (income), net of income taxes	$692	$54	$580	$14,112	$16,767	$(19,539)	$2,199	$2,218	$(849)

Schedule of Assumptions
Weighted average assumptions used to determine benefit obligations were as follows:

	U.S. Pension Plans		International Pension Plans		OPRB Plans
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023

Discount rate	5.14%	5.10%	5.66%	5.06%	6.03%	5.88%
Rate of compensation increase	3.00%	3.00%	3.37%	3.17%	—	—
Rate of increase in pensions	—	—	2.00%	2.17%	—	—
Weighted average assumptions used to determine net periodic benefit cost were as follows:

	U.S. Pension Plans			International Pension Plans			OPRB Plans
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
Discount rate	5.10%	5.31%	2.62%	5.06%	5.26%	2.61%	5.88%	5.79%	3.18%
Rate of compensation increase	3.00%	3.00%	3.00%	3.17%	3.03%	1.98%	—	—	—
Rate of increase in pensions	—	—	—	2.15%	2.07%	1.90%	—	—	—
Rate of return on plan assets	6.70%	6.80%	5.10%	4.38%	4.36%	3.36%	—	—	3.36%
The accumulated pension benefit obligation for Dole’s OPRB plan was determined using the following assumed annual rate of increase in the per capita cost of covered health care benefits:

	2024	2023
Health care costs trend rate assumed for next year	7.23%	6.69%
Rate of increase to which the cost of benefits is assumed to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2035	2033

Schedule of Plan Asset Allocations
The following is the target asset mix for Dole’s pension plans, which management believes provides the optimal trade-off of diversification and long-term asset growth:

Target Allocation
Fixed income securities	44%
Equity securities	17%
Other	39%
Total	100%
Dole’s pension plan weighted average asset allocation by asset category was as follows:[1]

	Year Ended
	December 31, 2024	December 31, 2023
Fixed income securities	43%	42%
Equity securities	17%	18%
Other	40%	40%
Total	100%	100%

Schedule of Plan Assets
The carrying value and estimated fair values of Dole’s retirement plan assets are summarized below:

	Fair Value Measurements as of December 31, 2024 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

	(U.S. Dollars in thousands)
Cash and cash equivalents	$10,518	$—	$—	$10,518
Fixed-income securities	25,213	100,188	—	125,401
Insurance contracts	—	29,834	—	29,834
Equity securities	29,271	15,673	—	44,944
Other	955	12,940	—	13,895
Investments measured at fair value	65,957	158,635	—	224,592
Investments measured at net asset value				64,555
Total plan assets at fair value	$65,957	$158,635	$—	$289,147

	Fair Value Measurements as of December 31, 2023 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

	(U.S. Dollars in thousands)
Cash and cash equivalents	$7,404	$—	$—	$7,404
Fixed-income securities	23,790	111,281	—	135,071
Insurance contracts	—	34,288	—	34,288
Equity securities	34,127	17,886	—	52,013
Other	2,071	5,493	—	7,564
Investments measured at fair value	67,392	168,948	—	236,340
Investments measured at net asset value				70,074
Total plan assets at fair value	$67,392	$168,948	$—	$306,414

Schedule of Estimated Future Benefit Payments
The following table presents estimated future benefit payments:

	U.S. Pension Plans	International Pension Plans	OPRB Plans

	(U.S. Dollars in thousands)
2025	$19,391	$20,240	$2,187
2026	18,468	15,247	2,019
2027	17,616	15,835	1,700
2028	16,745	15,814	1,435
2029	15,861	17,931	1,358
Thereafter	65,527	82,268	4,912
Total	$153,608	$167,335	$13,611